SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of segmented information [Abstract]
SEGMENT INFORMATION [Text Block]

15. SEGMENT INFORMATION

Historically, the Company operated two reportable segments. During the year ended December 31, 2024, the Company ceased operations in its KXI segment, which has been presented as a discontinued operation (Note 16).

As a result, during the year ended December 31, 2025, the Company operated one reportable business segment, with operations and long-term assets located in the United States. This segment consists of the design, production, and distribution of proprietary products for the rail sector. As at December 31, 2025, long-term assets attributable to this segment totaled $1,989,844 (2024 - $2,187,082).

Prior to the cessation of operations, the KXI segment was engaged in the development of a heavy-duty suspension control system for off-road vehicles, with assets located in Canada. As at December 31, 2025, long-term assets of $2 related to this discontinued activity (2024 - $116,796).